Equity (Details 1) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 1.4634
Dividend payables | $	$ 18,998
Anticipated Dividends [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.9076
Dividend payables | $	$ 11,820
Dividends Approved [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.2270
Dividend payables | $	$ 2,934
Total Dividends [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 1.1346
Dividend payables | $	$ 14,754
Extraordinary Dividends [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.3288
Dividend payables | $	$ 4,244